Related Party Transactions	12 Months Ended
May 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 - RELATED PARTY TRANSACTIONS

The President of the Company provides management fees and office premises to the Company for a fee of $1,500 per month, the right to which the President has agreed to assign to the Company until such a time as the Company closes on an Equity or Debt financing of not less than $750,000. The assigned rights are valued at $1,000 per month for rent and $500 for executive compensation. As of May 31, 2017 and 2016, there is $45,000 and $27,000 accrued for these fees, respectively.

As of May 31, 2017 and 2016, there are loans from the majority shareholder and related party of $11,438 and $11,236, respectively. These loans were made in order to assist in meeting general and administrative expenses. These advances are unsecured, due on demand and non-interest bearing.

During the year ended May 31, 2017, the Company paid $5,425 for expense reimbursement to our CEO. Expenses were incurred for travel and travel related costs